Leases - Schedule of Components of Lease Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finance lease expense:
Amortization of right-of-use-assets	$ 1,424	$ 4,039
Interest on lease liabilities	645	1,311
Total finance lease expense	2,069	5,350
Operating lease expense	1,176	1,003
Short-term lease expense	37,703	36,687
Total lease expense	40,948	43,040
Other information:
Operating cash flows used for finance leases	(698)	(1,373)
Operating cash flows used for operating leases	(1,252)	(1,089)
Financing cash flows used for finance leases	$ (3,443)	$ (7,635)
Weighted-average remaining lease term - finance leases	1 year	1 year 8 months 12 days
Weighted-average remaining lease term - operating leases	2 years 4 months 24 days	3 years
Weighted-average discount rate - finance leases	18.20%	18.20%
Weighted-average discount rate - operating leases	16.80%	16.90%